Summary of Significant Accounting Policies (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Summary of Significant Accounting Policies [Line Items]
Operating lease ROU assets (lessee)	$ 4,724	$ 0
Lease liabilities	$ 5,297
Direct financing lease, risk strategy, residual asset	Our allowance for loan losses for financing leases considers both the collectability of the lease payments receivable as well as the estimated residual value of the leased asset. We typically purchase residual value insurance on our financing leases so that our risk of loss at lease termination will be less than 10% of the initial value of the lease. In addition, we have several channels for re-leasing or marketing those assets.
Stock repurchase program, shares repurchased	204	12	0
Operating lease ROU assets (lessee) from new or modified leases	$ 904
Supplemental cash flow information - Noncash activities
Trading debt securities retained from securitization of MLHFS	40,650	$ 37,265	$ 52,435
Transfers from loans to MLHFS	6,330	5,366	5,500
Transfers from available-for-sale debt securities to held-to-maturity debt securities	13,833	16,479	50,405
Operating lease ROU assets acquired with operating lease liabilities	$ 5,804	$ 0	$ 0
Private Forward Repurchase Transaction [Member]
Summary of Significant Accounting Policies [Line Items]
Private forward repurchase contract, shares repurchased (in shares)	0	82	89
Private Forward Repurchase Transactions, Unsettled [Member]
Summary of Significant Accounting Policies [Line Items]
Private forward repurchase contract, shares repurchased (in shares)	0	0	0
Accounting Standards Update 2017-08 [Member]
Summary of Significant Accounting Policies [Line Items]
Cumulative effect from change in accounting principle				$ (111)
Accounting Standards Update 2016-02 [Member]
Summary of Significant Accounting Policies [Line Items]
Operating lease ROU assets (lessee)				4,900
Lease liabilities				5,600
Retained earnings [Member] | Accounting Standards Update 2017-08 [Member]
Summary of Significant Accounting Policies [Line Items]
Cumulative effect from change in accounting principle				(592)
Retained earnings [Member] | Accounting Standards Update 2016-02 [Member]
Summary of Significant Accounting Policies [Line Items]
Cumulative effect from change in accounting principle				$ 100
Cumulative other comprehensive income [Member] | Accounting Standards Update 2017-08 [Member]
Summary of Significant Accounting Policies [Line Items]
Cumulative effect from change in accounting principle		$ 481